SIGNIFICANT ACCOUNTING POLICIES - Exchange Rates (Details)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2019
SIGNIFICANT ACCOUNTING POLICIES
Period Ended RMB: USD exchange rate	7.1135	6.4434	6.7896
Period Average RMB: USB exchange rate	6.5532	6.5072	7.0056